Transfer of Assets - Summary of Carrying Amount and Fair Value (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Fair value of assets	$ 16,689	$ 17,105
Associated liabilities	$ 16,611	$ 16,763